091-19868

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

SEC Mail Processing Section
JUL 13 2015
Washington DC
404

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**WisdomTree International Hedged Equity Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**HDWM**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE, Tokyo, Milan, OMX Nordic Stockholm, Six Swiss, Euronext Paris, Oslo, Euronext Brussels, ASX, Hong Kong, Tel Aviv, OMX Nordic Copenhagen, London, Euronext Amsterdam, Vienna, XETRA, Madrid, Singapore, Dublin, New Zealand, OMX Nordic Helsinki, Euronext Lisbon, JASDAQ, NASDAQ**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

15001269

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Martha Redding**

Title:

**Senior Counsel and Assistant Corporate Secretary**

Telephone Number:

**(212) 656-2938**

Manual Signature of Official Responsible for Form:

**July 9, 2015**

SEC 2449 (1/99)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 13 2015 |

Martha Redding
Senior Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

RECEIVED
2015 JUL 13 PM 1:00
SEC

**Via Overnight Mail**

July 9, 2015

SEC
Mail Processing
Section
JUL 13 2015
Washington DC
404

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: 19b-4(e) – Transmittal**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

**Compass EMP US Small Cap 500 Volatility Weighted Index ETF (CSA)**
**Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF (CSB)**
**Compass EMP US Large Cap High Dividend 100 Volatility Weighted Index ETF (CDL)**
**First Trust NASDAQ CEA Cybersecurity ETF (CIBR)**
**GaveKal Knowledge Leaders Developed World ETF (KLDW)**
**GaveKal Knowledge Leaders Emerging Markets ETF (KLEM)**
**WisdomTree International Hedged Equity Fund (HDWM)**
**WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 13 2015 |